Balance Sheet Components	12 Months Ended
Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
6. BALANCE SHEET COMPONENTS
Accounts Receivable, net: Accounts receivable, net consisted of the following (in thousands):

	As of December 31,
	2025	2024
Accounts receivable, gross	$960,319	$885,167
Less: Allowances
Allowance for sales returns	4,539	6,427
Allowance for sales incentives	70,839	63,367
Allowance for credit losses	3,073	1,895
Other allowances	1,997	968
Total allowances	80,448	72,657
Accounts receivable, net	$879,871	$812,510
Property and Equipment, net: Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2025	2024
Computers and equipment	$51,699	$51,741
Leasehold improvements	284,748	286,585
Internal-use software	5,904	5,916
Office equipment and furniture	36,075	35,691
Property and equipment, gross	378,426	379,933
Less: Accumulated depreciation and amortization	(204,849)	(166,243)
Property and equipment, net	$173,577	$213,690
Depreciation and amortization expense for property and equipment assets was approximately $45.6 million, $48.5 million, and $53.3 million for the years ended December 31, 2025, 2024, and 2023, respectively.
There were no impairment charges related to property and equipment during the year ended December 31, 2025. During the years ended December 31, 2024 and 2023, the Company recorded impairment charges of $7.0 million and $72.3 million, respectively, related to property and equipment associated with the leased office facilities that are part of its restructuring efforts. See Note 18 for additional details.
Accrued Liabilities: Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2025	2024
Revenue share payable	$311,488	$267,163
Accrued cost of revenue	173,171	149,135
Marketing, retail, and merchandising expenses	95,887	112,001
Operating lease liability, current	87,425	79,221
Accrued legal and licensing expenses	68,843	33,625
Content liability, current	42,158	69,710
Contingent consideration, current	28,110	—
Other accrued expenses	150,901	141,944
Total Accrued liabilities	$957,983	$852,799
Deferred Revenue: Deferred revenue consisted of the following (in thousands):

	As of December 31,
	2025	2024
Platform, current	$64,107	$75,026
Devices, current	56,805	30,692
Total deferred revenue, current	120,912	105,718
Platform, non-current	1,499	—
Devices, non-current	27,349	25,050
Total deferred revenue, non-current	28,848	25,050
Total Deferred revenue	$149,760	$130,768
Other Long-term Liabilities: Other Long-term liabilities consisted of the following (in thousands):

	As of December 31,
	2025	2024
Content liability, non-current	$5,078	$18,453
Contingent consideration, non-current	40,006	—
Other long-term liabilities	28,172	22,485
Total Other long-term liabilities	$73,256	$40,938